Other Compensation Costs (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense	$ 2,100	$ 900	$ 4,300	$ 1,900
Lease related deferrals			$ 1,920	1,640
Employee Stock Option | Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	875		875
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value			$ 19,200
Lease related deferrals	$ 1,000	$ 800	$ 1,900	$ 1,600